Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 16,995	$ 18,437	$ 13,384
Diesel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	6,620	6,837	4,498
Gasolines [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	3,493	3,460	2,742
Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,673	1,897	1,726
Crude oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	427	76	63
Jet fuel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,047	1,031	337
Lubricants and by-products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	614	608	531
LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	379	472	458
Fuel oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	95	198	209
Petrochemicals [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	438	495	476
Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	594	835	520
Flours, oils and grains [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	224	773	629
Asphalts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	172	172	116
Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	76	102	70
Income from services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	102	120	79
Income from construction contracts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	99	135	123
Virgin naphtha [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	181	203	172
Petroleum coke [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	249	405	191
LNG regasification [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	50	43	43
Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	462	575	401
Upstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	171	174	147
Upstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	171	174	147
Downstream [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	14,774	15,898	11,145
Downstream [member] | Diesel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	6,620	6,837	4,498
Downstream [member] | Gasolines [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	3,493	3,460	2,742
Downstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	7	16	15
Downstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	427	76	63
Downstream [member] | Jet fuel [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,047	1,031	337
Downstream [member] | Lubricants and by-products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	614	608	531
Downstream [member] | LPG [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	379	472	458
Downstream [member] | Fuel oil [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	95	198	209
Downstream [member] | Petrochemicals [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	438	495	476
Downstream [member] | Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	594	835	520
Downstream [member] | Flours, oils and grains [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	224	773	629
Downstream [member] | Asphalts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	172	172	116
Downstream [member] | Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	76	102	70
Downstream [member] | Virgin naphtha [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	181	203	172
Downstream [member] | Petroleum coke [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	249	405	191
Downstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	158	215	118
Gas and power [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,815	2,104	1,852
Gas and power [member] | Natural gas [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	1,666	1,881	1,711
Gas and power [member] | LNG regasification [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	50	43	43
Gas and power [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	99	180	98
Central Administration and Others [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	235	261	240
Central Administration and Others [member] | Income from services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	102	120	79
Central Administration and Others [member] | Income from construction contracts [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	99	135	123
Central Administration and Others [member] | Other goods and services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	$ 34	$ 6	$ 38